Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Inventory
Schedule of components of inventory

	December 31,	December 31,
	2021	2020
Raw materials	$5,129	$2,922
Work-in-progress	749	616
	$5,878	$3,538